Fair Value (Details) - USD ($)		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value [Line Items]
Financial liabilities fair value		$ 34,333,573	$ (4,739,085)
Level 3 [Member]
Fair Value [Line Items]
Financial liabilities fair value		$ (4,657,388)	$ (4,739,085)